Commitments and Contingent Liabilities (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Royalties	$ 155	$ 50
Contingent liability for royalties	$ 1,188
Operating lease expiration date	Feb. 28, 2022
Lease expense	$ 430	$ 330
Total bank guarantees provided to customers and others	$ 945
Israel Innovation Authority [Member]
Grants received percentage	100.00%
Grants received	$ 5,545
Israel Innovation Authority [Member] | Minimum [Member]
Royalties payable, percent of sales	3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Royalties payable, percent of sales	5.00%